Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2016 and September 30, 2016:

At March 31, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥28,427,163	¥701,250		¥572		¥29,127,841
Japanese prefectural and municipal bonds	441,720	13,362		84		454,998
Foreign governments and official institutions bonds	2,046,787	28,850		1,569		2,074,068
Corporate bonds	998,616	25,388		724		1,023,280
Residential mortgage-backed securities	898,381	292		11,921		886,752
Commercial mortgage-backed securities	192,585	618		3,074		190,129
Asset-backed securities	1,669,114	1,969		4,301		1,666,782
Other debt securities(1)	180,322	4,657		2,194		182,785
Marketable equity securities	2,660,045	3,000,018		40,467		5,619,596

Total	¥37,514,733	¥3,776,404		¥64,906		¥41,226,231

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,107	¥58,008		¥—		¥1,159,115
Foreign governments and official institutions bonds	89,335	1,344		424		90,255
Corporate bonds	200	—		—		200
Residential mortgage-backed securities	938,505	5,899	(2)	4,923	(3)	939,481
Commercial mortgage-backed securities	201,126	5,551		638	(3)	206,039
Asset-backed securities	1,536,395	8,771		9,008		1,536,158

Total	¥3,866,668	¥79,573		¥14,993		¥3,931,248

Notes:	(1)	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
	(3)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.

At September 30, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,825,939	¥677,316		¥2,061		¥26,501,194
Japanese prefectural and municipal bonds	753,690	14,416		39		768,067
Foreign governments and official institutions bonds	1,792,573	28,435		640		1,820,368
Corporate bonds	1,025,901	23,035		524		1,048,412
Residential mortgage-backed securities	949,432	5,147		510		954,069
Commercial mortgage-backed securities	154,826	5,731		59		160,498
Asset-backed securities	1,278,328	3,806		3,418		1,278,716
Other debt securities(1)	151,087	4,090		2,035		153,142
Marketable equity securities	2,639,521	2,781,326		10,929		5,409,918

Total	¥34,571,297	¥3,543,302		¥20,215		¥38,094,384

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,015	¥60,481		¥—		¥1,161,496
Foreign governments and official institutions bonds	53,863	2,245		—		56,108
Corporate bonds	151	—		—		151
Residential mortgage-backed securities	836,173	21,010	(2)	100	(3)	857,083
Commercial mortgage-backed securities	169,143	9,881		15	(3)	179,009
Asset-backed securities	1,292,572	4,534		5,114		1,291,992

Total	¥3,452,917	¥98,151		¥5,229		¥3,545,839

Notes:	(1)	Other debt securities in the table above include ¥143,772 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥170 million at September 30, 2016 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥4,736 million and ¥6,958 million, respectively, at September 30, 2016 and are not included in the table above.

Other Securities

Investment securities other than Available-for-sale securities or Held-to-maturity securities (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥530,026 million and ¥529,742 million, at March 31, 2016 and September 30, 2016, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥24,689 million and ¥26,078 million at March 31, 2016 and September 30, 2016, respectively. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥97,774 million and ¥97,774 million at March 31, 2016 and September 30, 2016, respectively, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥432,252 million and ¥431,968 million at March 31, 2016 and September 30, 2016, respectively, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥431,705 million and ¥430,353 million at March 31, 2016 and September 30, 2016, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized other-than-temporary impairment (“OTTI”) losses on the cost-method investments of ¥424 million and ¥394 million for the six months ended September 30, 2015 and 2016, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2016 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥209	¥209	¥11,205,683
Due from one year to five years	112,336	116,257	9,682,155
Due from five years to ten years	2,156,280	2,224,022	6,059,212
Due after ten years	1,184,092	1,205,351	5,737,416

Total	¥3,452,917	¥3,545,839	¥32,684,466

Realized Gains and Losses

For the six months ended September 30, 2015 and 2016, gross realized gains on sales of Available-for-sale securities were ¥147,560 million and ¥175,065 million, respectively, and gross realized losses on sales of Available-for-sale securities were ¥26,068 million and ¥22,291 million, respectively.

Other-than-temporary Impairments of Investment Securities

For the six months ended September 30, 2015 and 2016, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥4,919 million and ¥32,364 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥4,919 million for the six months ended September 30, 2015 included losses of ¥3,272 million from marketable equity securities and ¥1,223 million from debt securities which mainly comprised of corporate bonds, classified as Available-for-sale securities. The losses of ¥32,364 million for the six months ended September 30, 2016 included losses of ¥31,913 million from marketable equity securities and ¥57 million from debt securities which mainly comprised of corporate bonds, classified as Available-for-sale securities.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2016 and September 30, 2016 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,210,052	¥572	¥—	¥—	¥4,210,052	¥572	53
Japanese prefectural and municipal bonds	36,613	84	—	—	36,613	84	19
Foreign governments and official institutions bonds	277,903	1,152	35,577	417	313,480	1,569	59
Corporate bonds	55,166	387	29,218	337	84,384	724	182
Residential mortgage-backed securities	570,638	6,957	279,258	4,964	849,896	11,921	402
Commercial mortgage-backed securities	139,358	2,911	7,860	163	147,218	3,074	137
Asset-backed securities	268,896	1,554	155,612	2,747	424,508	4,301	149
Other debt securities	14,474	432	76,212	1,762	90,686	2,194	36
Marketable equity securities	301,806	39,601	4,012	866	305,818	40,467	120

Total	¥5,874,906	¥53,650	¥587,749	¥11,256	¥6,462,655	¥64,906	1,157

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥23,698	¥424	¥—	¥—	¥23,698	¥424	4
Residential mortgage-backed securities	397,672	4,760	205,644	163	603,316	4,923	227
Commercial mortgage-backed securities	23,735	155	172,241	483	195,976	638	31
Asset-backed securities	680,621	4,756	381,783	4,252	1,062,404	9,008	46

Total	¥1,125,726	¥10,095	¥759,668	¥4,898	¥1,885,394	¥14,993	308

	Less than 12 months		12 months or more		Total
At September 30, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,355,844	¥2,061	¥—	¥—	¥4,355,844	¥2,061	23
Japanese prefectural and municipal bonds	24,244	39	—	—	24,244	39	9
Foreign governments and official institutions bonds	139,053	332	80,643	308	219,696	640	45
Corporate bonds	64,573	239	35,727	285	100,300	524	101
Residential mortgage-backed securities	99,675	73	93,805	437	193,480	510	138
Commercial mortgage-backed securities	981	1	5,982	58	6,963	59	15
Asset-backed securities	225,823	1,195	136,256	2,223	362,079	3,418	160
Other debt securities	22,885	712	44,167	1,323	67,052	2,035	29
Marketable equity securities	217,716	10,370	4,700	559	222,416	10,929	152

Total	¥5,150,794	¥15,022	¥401,280	¥5,193	¥5,552,074	¥20,215	672

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥10,079	¥89	¥161,737	¥11	¥171,816	¥100	91
Commercial mortgage-backed securities	5,459	3	150,865	12	156,324	15	28
Asset-backed securities	568,959	2,223	526,394	2,891	1,095,353	5,114	49

Total	¥584,497	¥2,315	¥838,996	¥2,914	¥1,423,493	¥5,229	168

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, and Foreign governments and official institutions bonds

As of September 30, 2016, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Residential and commercial mortgage-backed securities

As of September 30, 2016, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of September 30, 2016, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of September 30, 2016 and no impairment loss has been recorded.

Corporate bonds

As of September 30, 2016, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	Six months ended September 30,
	2015	2016
	(in millions)
Balance at beginning of period	¥8,814	¥6,691

Additions:
Initial credit impairments	1,183	35
Subsequent credit impairments	40	22

Reductions:
Securities sold or matured	(1,894)	(939)

Balance at end of period	¥8,143	¥5,809

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2015 and 2016 were ¥4,788 million and ¥3,850 million, respectively. Of which, the credit loss components recognized in earnings were ¥8,143 million and ¥5,809 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥3,355 million and ¥1,959 million at September 30, 2015 and 2016, respectively.

Other debt securities

As of September 30, 2016, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying condensed consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2016, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.